Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities:
Net income (loss)	$ 75.4	$ 117.0	$ (176.5)
Income from discontinued operations, net of tax	15.9	9.7	13.7
Income (loss) from continuing operations, net of tax	59.5	107.3	(190.2)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	64.0	73.4	82.4
Share-based compensation expense	12.4	21.5	15.4
Excess tax benefits from share-based compensation	(0.5)	(0.5)	(0.5)
Impairment of assets	18.9	2.1	72.0
Pension curtailment, settlement and special termination	0.0	0.0	69.6
Devaluation of Venezuelan balance sheet	7.5	12.1	1.6
Gain on sale of assets, net	(0.6)	(12.9)	(2.4)
Gain on foreign currency option contracts	(7.0)	0.0	0.0
Cash flow from changes in certain assets and liabilities, net of the effects of acquisitions
Trade receivables	(56.4)	(38.2)	35.5
Inventories	(51.2)	(42.8)	21.3
Prepaid expenses	(3.1)	(2.6)	13.5
Refundable income taxes	(6.3)	9.6	(4.9)
Other current assets	9.6	(40.1)	(10.3)
Accounts payable	57.6	55.2	(10.5)
Deferred revenue	(14.7)	50.7	16.6
Accrued salaries, wages and commissions	(22.1)	23.4	20.2
Deferred income taxes	(40.1)	(11.3)	(15.1)
Finance lease receivables	30.8	(61.6)	(32.6)
Certain other assets and liabilities	(26.7)	43.8	41.3
Net cash provided by operating activities - continuing operations	31.6	189.1	122.9
Net cash provided by (used in) operating activities - discontinued operations	5.1	(2.2)	1.3
Net cash provided by operating activities	36.7	186.9	124.2
Cash flow from investing activities:
Payments for acquisitions, net of cash acquired	(59.4)	(11.7)	0.0
Proceeds from maturities of investments	176.1	477.4	464.3
Proceeds from sale of investments	0.0	39.6	56.0
Payments for purchases of investments	(125.5)	(428.7)	(537.7)
Proceeds from sale of assets	5.0	18.4	7.5
Capital expenditures	(52.3)	(60.1)	(33.8)
Increase in certain other assets	(6.3)	(19.8)	(13.7)
Purchase of finance receivables, net of cash collections	0.0	0.0	6.3
Net cash (used in) provided by investing activities - continuing operations	(62.4)	15.1	(51.1)
Net cash used in investing activities - discontinued operations	(2.5)	(1.3)	(1.6)
Net cash (used in) provided by investing activities	(64.9)	13.8	(52.7)
Cash flow from financing activities:
Dividends paid	(75.6)	(74.9)	(74.0)
Debt issuance costs	(6.0)	(1.4)	0.0
Revolving debt borrowings (repayments), net	155.8	2.0	(56.0)
Other debt borrowings	135.8	157.6	51.2
Other debt repayments	(168.7)	(175.5)	(121.9)
Distributions to noncontrolling interest holders	(0.1)	(2.2)	(16.9)
Excess tax benefits from share-based compensation	0.5	0.5	0.5
Issuance of common shares	3.5	14.6	16.7
Repurchase of common shares	(3.0)	(1.9)	(4.1)
Net cash provided by (used in) financing activities - continuing operations	42.2	(81.2)	(204.5)
Net cash provided by (used in) financing activities - discontinued operations	0.0	0.0	0.0
Net cash provided by (used in) financing activities	42.2	(81.2)	(204.5)
Effect of exchange rate changes on cash	(23.9)	(28.2)	(5.1)
(Decrease) increase in cash and cash equivalents	(9.9)	91.3	(138.1)
Add: Cash overdraft included in assets held for sale at beginning of year	(4.1)	(0.6)	(0.2)
Less: Cash overdraft included in assets held for sale at end of year	(1.5)	(4.1)	(0.6)
Cash and cash equivalents at the beginning of the year	326.1	231.3	369.0
Cash and cash equivalents at the end of the year	313.6	326.1	231.3
Cash paid for
Income taxes	64.8	49.2	76.5
Interest	$ 32.6	$ 31.2	$ 29.5